Redeemable non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2020
Temporary Equity Disclosure [Abstract]
Schedule of changes in redeemable non-controlling interest
Changes in redeemable non-controlling interest for the period from January 1, 2019 to June 30, 2019 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2019	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
Fair value adjustment	1
As at March 31, 2019	38
Net loss attributable to redeemable non-controlling interest in the period	(1)
As at June 30, 2019	37

Changes in redeemable non-controlling interest for the period from January 1, 2020 to June 30, 2020 are set out in the table below.

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2020	57
Fair value adjustment	(27)
As at March 31, 2020	30
Net loss attributable to redeemable non-controlling interest in the period	(1)
Fair value adjustment	(3)
As at June 30, 2020	26